Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per share
Earnings Per Share
The following table sets forth the computation of basic and diluted net income/(loss) per share for the following periods:

	2014	2015	2016

Numerator:
Net income /(loss) attributable to Bitauto Holdings Limited	485,639	(506,992)	(541,345)
Numerator for basic net income/(loss) per share	485,639	(506,992)	(541,345)
Numerator for diluted net income/(loss) per share	485,639	(506,992)	(541,345)
Denominator:
Weighted average number of shares - basic	41,762,778	58,142,432	65,160,205
Dilutive effect of share based compensation	2,813,404	-	-
Weighted average number of shares - diluted	44,576,182	58,142,432	65,160,205

Net income/(loss) per ordinary share - basic	11.63	(8.72)	(8.31)
Net income/(loss) per ordinary share - diluted	10.89	(8.72)	(8.31)